Label	Element	Value
First Eagle Overseas Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000906352_SupplementTextBlock

Fees and Expenses of the Overseas Fund

The following information describes the fees and expenses you may pay if you buy and hold shares of the Overseas Fund.

You may qualify for sales charge discounts if you, together with certain related accounts, invest, or agree to invest in the future, at least $25,000 in the Overseas Fund. Information about these and other discounts is available from your financial professional and in the How to Purchase Shares and Public Offering Price of Class A Shares sections on pages 77 and 83, respectively.

	CLASS A		CLASS C	CLASS I

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases (as a percentage of public offering price)	5.00		None	None

Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of your purchase or redemption price)	1.00	*	1.00	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)

Management Fees	0.75		0.75	0.75

Distribution and/or Service (12b-1) Fees	0.25		1.00	None

Other Expenses	0.15		0.15	0.15

Total Annual Operating Expenses (%)**	1.15		1.90	0.90

*	A contingent deferred sales charge of 1.00% may apply on redemptions of Class A shares made within 18 months following a purchase of $1,000,000 or more without an initial sales charge.
**

Expenses shown in the table above (and that form the basis of the expense example on the following page) reflect annual expenses for the Fund’s fiscal year ended October 31, 2013. The methodology for the allocation of certain expenses among the various First Eagle Funds and their share classes is subject to change and will be changed in certain respects effective January 1, 2015. Total expenses shown for some Funds and share classes will decrease or increase. The Funds do not anticipate that these changes will increase the total expenses shown above by more than 0.06% of the average daily value of the net assets, calculated at an annual rate, of any Fund or share class.

Risk/Return [Heading]	rr_RiskReturnHeading	First Eagle Overseas Fund